Income taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	$ 1,907	$ 1,391
Change through equity	(1)	354
Change through profit or loss	590	156
Exchange rate differences	(4)
Other components of deferred tax expense (income)	(3)	6
Net deferred asset (liability) at ending of period	2,527	1,907
Deferred tax assets and liabilities [abstract]
Deferred tax assets	2,579	1,989	$ 1,475
Deferred tax liabilities	(52)	(82)	$ (84)
Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,945
Net deferred asset (liability) at ending of period		1,945
Deferred tax assets and liabilities [abstract]
Deferred tax assets		2,027
Deferred tax liabilities		(82)
Financial Instruments Classified As Fair Value Through Other Comprehensive Income Category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(43)	(8)
Change through equity	(23)	(33)
Change through profit or loss	(2)	(1)
Exchange rate differences		(1)
Net deferred asset (liability) at ending of period	(68)	(43)
Financial Instruments Classified As Fair Value Through Other Comprehensive Income Category [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(43)
Net deferred asset (liability) at ending of period		(43)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	716	695
Change through profit or loss	646	23
Exchange rate differences		(2)
Net deferred asset (liability) at ending of period	1,362	716
Allowance for credit losses [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	716
Net deferred asset (liability) at ending of period		716
Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,246	1,033
Change through equity	(7)	9
Change through profit or loss	19	197
Exchange rate differences	11	7
Net deferred asset (liability) at ending of period	1,269	1,246
Deferred compensation [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,246
Net deferred asset (liability) at ending of period		1,246
Business realignment charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	10	3
Change through profit or loss	(1)	7
Net deferred asset (liability) at ending of period	9	10
Business realignment charges [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	10
Net deferred asset (liability) at ending of period		10
Tax loss and tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	202	203
Change through profit or loss	2	(10)
Other components of deferred tax expense (income)		9
Net deferred asset (liability) at ending of period	204	202
Tax loss and tax credit carryforwards [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	202
Net deferred asset (liability) at ending of period		202
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(60)	(48)
Change through profit or loss	(76)	(11)
Exchange rate differences	(2)	(1)
Net deferred asset (liability) at ending of period	(138)	(60)
Deferred income [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(60)
Net deferred asset (liability) at ending of period		(60)
Premises and equipment and intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(869)	(858)
Change through profit or loss	60	(4)
Exchange rate differences	(10)	(4)
Other components of deferred tax expense (income)	(3)	(3)
Net deferred asset (liability) at ending of period	(784)	(869)
Premises and equipment and intangibles [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(831)
Net deferred asset (liability) at ending of period		(831)
Deferred expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	45	55
Change through equity	5	36
Change through profit or loss	(17)	(47)
Exchange rate differences	1	1
Net deferred asset (liability) at ending of period	34	45
Deferred expense [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	45
Net deferred asset (liability) at ending of period		45
Pension and post employment related [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	631	295
Change through equity	20	339
Change through profit or loss	(59)	(6)
Exchange rate differences		3
Net deferred asset (liability) at ending of period	592	631
Pension and post employment related [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	631
Net deferred asset (liability) at ending of period		631
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	29	21
Change through equity	4	3
Change through profit or loss	18	8
Exchange rate differences	(4)	(3)
Net deferred asset (liability) at ending of period	47	29
Other [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	$ 29
Net deferred asset (liability) at ending of period		$ 29